Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Income Tax

Income taxes were as follows for the years ended December 31:

	2018	2017	2016
Current	$2,444	$5,414	$6,449
State	45	—	—
Deferred	151	435	170
Change in corporate tax rate	—	511	—
Income taxes	$2,640	$6,360	$6,619

Effective Tax Rates Differ from Statutory Federal Income Tax Rate

Effective tax rates differ from the statutory federal income tax rate of 21% in 2018 and 35% in 2017 and 2016 due to the following:

	2018	2017	2016
Income taxes computed at the statutory federal tax rate	$3,524	$7,781	$8,343
Add (subtract) tax effect of:
Nontaxable interest income, net of nondeductible interest expense	(834)	(1,107)	(946)
Low income housing tax credit	(903)	(686)	(435)
Cash surrender value of BOLI	(143)	(201)	(197)
Nondeductible merger costs	1,034	—	—
Change in corporate tax rate	—	511	—
Other	(38)	62	(146)
Income tax expense	$2,640	$6,360	$6,619

Summary of Deferred Tax Assets and Liabilities

Year-end deferred tax assets and liabilities were due to the following:

	2018	2017
Deferred tax assets
Allowance for loan losses	$3,056	$2,848
Deferred compensation	1,217	1,213
Intangible assets	475	95
Purchase accounting adjustments	566	—
Net operating loss carryforward	1,374	—
Other	364	141
Deferred tax asset	7,052	4,297
Deferred tax liabilities
Tax depreciation in excess of book depreciation	(556)	(275)
Discount accretion on securities	(31)	(43)
Purchase accounting adjustments	—	(536)
FHLB stock dividends	(1,053)	(1,053)
Unrealized gain on securities available for sale	(624)	(847)
Pension costs	(469)	(293)
Prepaids	(301)	(320)
BOLI	(337)	—
Other	(271)	(166)
Deferred tax liability	(3,642)	(3,533)
Net deferred tax asset	$3,410	$764